Schedule of Investments(a)
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.99%
Aerospace & Defense–2.46%
Textron, Inc.	538,193	$24,719,204
Apparel, Accessories & Luxury Goods–1.99%
Tapestry, Inc.	777,410	20,033,856
Automotive Retail–1.70%
Advance Auto Parts, Inc.	129,600	17,074,800
Building Products–2.42%
Johnson Controls International PLC	616,400	24,316,980
Communications Equipment–4.41%
Ciena Corp.(b)	752,082	30,587,175
Motorola Solutions, Inc.	77,756	13,762,812
		44,349,987
Consumer Finance–1.99%
Santander Consumer USA Holdings, Inc.	752,309	20,026,466
Copper–1.72%
Freeport-McMoRan, Inc.	1,559,276	17,307,964
Distributors–2.03%
LKQ Corp.(b)	625,377	20,440,447
Diversified Chemicals–1.60%
Eastman Chemical Co.	225,327	16,059,055
Electric Utilities–6.49%
Edison International	305,581	23,392,226
Evergy, Inc.	317,009	22,875,369
FirstEnergy Corp.	375,450	19,069,105
		65,336,700
Electronic Equipment & Instruments–1.78%
Keysight Technologies, Inc.(b)	192,316	17,883,465
Food Distributors–1.44%
Performance Food Group Co.(b)	279,730	14,487,217
Food Retail–3.00%
Casey’s General Stores, Inc.	62,972	10,129,676
Kroger Co. (The)	744,986	20,010,324
		30,140,000
Health Care Facilities–3.09%
Encompass Health Corp.	403,119	31,052,257
Health Care Services–1.26%
DaVita, Inc.(b)	158,994	12,698,851
Health Care Technology–0.75%
Cerner Corp.	105,055	7,546,101
Hotels, Resorts & Cruise Lines–6.72%
Norwegian Cruise Line Holdings Ltd.(b)	428,599	23,080,056
Royal Caribbean Cruises Ltd.	188,121	22,025,207
Wyndham Hotels & Resorts, Inc.	392,862	22,459,920
		67,565,183
Shares		Value
Industrial Machinery–1.61%
Kennametal, Inc.	518,696	$16,229,998
Industrial REITs–1.99%
First Industrial Realty Trust, Inc.	469,031	20,027,624
Insurance Brokers–6.92%
Arthur J. Gallagher & Co.	347,929	35,687,078
Willis Towers Watson PLC	160,760	33,966,980
		69,654,058
Interactive Home Entertainment–1.59%
Take-Two Interactive Software, Inc.(b)	128,226	15,982,089
Investment Banking & Brokerage–2.11%
Stifel Financial Corp.	327,583	21,191,344
IT Consulting & Other Services–1.73%
Science Applications International Corp.	198,545	17,426,295
Life & Health Insurance–1.85%
Athene Holding Ltd., Class A(b)	427,086	18,603,866
Managed Health Care–3.10%
Centene Corp.(b)	497,017	31,217,638
Marine–1.72%
Kirby Corp.(b)	236,081	17,302,376
Office REITs–2.49%
Hudson Pacific Properties, Inc.	689,709	25,064,025
Oil & Gas Equipment & Services–1.45%
TechnipFMC PLC (United Kingdom)	883,305	14,583,365
Oil & Gas Exploration & Production–3.49%
Marathon Oil Corp.	1,613,263	18,342,800
Noble Energy, Inc.	849,559	16,795,782
		35,138,582
Other Diversified Financial Services–2.44%
Voya Financial, Inc.	410,519	24,520,300
Regional Banks–9.82%
Comerica, Inc.	284,056	17,372,865
KeyCorp	1,253,121	23,445,894
TCF Financial Corp.	510,037	21,564,364
Wintrust Financial Corp.	285,654	18,076,185
Zions Bancorporation N.A.	403,983	18,377,187
		98,836,495
Residential REITs–2.00%
American Homes 4 Rent, Class A	737,443	20,154,317
Semiconductor Equipment–2.17%
KLA Corp.	131,461	21,788,346
Specialized REITs–1.56%
Life Storage, Inc.	138,532	15,679,052
Specialty Chemicals–2.45%
W.R. Grace & Co.	365,954	24,650,661

See accompanying notes which are an integral part of this schedule.
Invesco American Value Fund

Shares		Value
Trucking–2.65%
Knight-Swift Transportation Holdings, Inc.	719,771	$26,689,109
Total Common Stocks & Other Equity Interests (Cost $820,238,573)		985,778,073
Money Market Funds–2.25%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)	7,639,461	7,639,461
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)	6,300,514	6,303,034
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 1.47%(c)	8,730,813	$8,730,813
Total Money Market Funds (Cost $22,671,358)		22,673,308
TOTAL INVESTMENTS IN SECURITIES–100.24% (Cost $842,909,931)		1,008,451,381
OTHER ASSETS LESS LIABILITIES—(0.24)%		(2,450,642)
NET ASSETS–100.00%		$1,006,000,739
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco American Value Fund